Victory Treasury Money Market Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	2.27%	1.51%